Balance Sheet Impact of Net Unrealized Gains on Securities	9 Months Ended
Sep. 30, 2015
Investments, Debt and Equity Securities [Abstract]
Balance Sheet Impact of Net Unrealized Gains on Securities
Balance Sheet Impact of Net Unrealized Gains on Securities

In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs and certain other balance sheet amounts related to annuity and life businesses be adjusted to the extent that unrealized gains and losses from securities would result in adjustments to those balances had the unrealized gains or losses actually been realized. The following table shows (in millions) the components of the net unrealized gain on securities that is included in AOCI in GALIC’s Balance Sheet.

	Asset (Liability) before Unrealized	Impact of Unrealized Gains	Carrying Value of Asset (Liability)
September 30, 2015 (unaudited)
Fixed maturities	$24,253	$948	$25,201
Equity securities	508	(5)	503
Deferred policy acquisition costs	1,133	(385)	748
Annuity benefits accumulated	(25,652)	(111)	(25,763)
Unearned revenue (included in Other Liabilities)	(44)	20	(24)
Unrealized gain, pretax		467
Deferred tax on unrealized gain		(163)
Unrealized gain, after tax (included in AOCI)		$304

December 31, 2014
Fixed maturities	$21,820	$1,281	$23,101
Equity securities	340	46	386
Deferred policy acquisition costs	1,105	(525)	580
Annuity benefits accumulated	(23,380)	(112)	(23,492)
Unearned revenue (included in Other Liabilities)	(50)	31	(19)
Unrealized gain, pretax		721
Deferred tax on unrealized gain		(252)
Unrealized gain, after tax (included in AOCI)		$469

December 31, 2013
Fixed maturities	$19,445	$816	$20,261
Equity securities	233	40	273
Deferred policy acquisition costs	1,084	(336)	748
Annuity benefits accumulated	(20,588)	(70)	(20,658)
Unearned revenue (included in Other Liabilities)	(69)	22	(47)
Unrealized gain, pretax		472
Deferred tax on unrealized gain		(165)
Unrealized gain, after tax (included in AOCI)		$307